Financial Risk (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and receivables, gross	$ 5,892,997	$ 5,778,424
Loans, Stage 1
Loans and receivables, gross	5,602,157	5,340,751
Loans, Stage 2
Loans and receivables, gross	228,995	372,972
Loans, Stage 3
Loans and receivables, gross	61,845	64,701
Current
Loans and receivables, gross	5,878,321	5,770,748
Current | Loans, Stage 1
Loans and receivables, gross	5,602,157	5,340,751
Current | Loans, Stage 2
Loans and receivables, gross	228,995	372,972
Current | Loans, Stage 3
Loans and receivables, gross	47,169	57,025
Later than three months and not later than four months [member]
Loans and receivables, gross	3,724	2,410
Later than three months and not later than four months [member] | Loans, Stage 3
Loans and receivables, gross	3,724	2,410
Later than one fifty one day and Not later than one eighty days [Member]
Loans and receivables, gross		2,857
Later than one fifty one day and Not later than one eighty days [Member] | Loans, Stage 3
Loans and receivables, gross		2,857
Later than one eighty days [Member]
Loans and receivables, gross	10,952	2,409
Later than one eighty days [Member] | Loans, Stage 3
Loans and receivables, gross	10,952	2,409
Total past due [Member]
Loans and receivables, gross	14,676	7,676
Total past due [Member] | Loans, Stage 3
Loans and receivables, gross	$ 14,676	$ 7,676